Schedule of warrants issued and outstanding (Details)	9 Months Ended
	May 31, 2022 shares $ / shares	May 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	May 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,329,684	1,329,684	1,452,843	1,610,729	2,405,369
Warrants outstanding, Average exercise price | $ / shares		$ 8.93	$ 8.96	$ 9.30	$ 9.60
Warrants outstanding, Average remaining contractual life	1 year 10 months 24 days
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding, Average remaining contractual life	1 year 7 months 2 days
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Dec. 20, 2022
Number of warrants, outstanding | shares	29,066	29,066
Warrants outstanding, Average exercise price | $ / shares		$ 27.00
Warrants outstanding, Average remaining contractual life	6 months 21 days
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 20, 2023
Number of warrants, outstanding | shares	27,777	27,777
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	9 months 18 days
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 30, 2023
Number of warrants, outstanding | shares	46,909	46,909
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	9 months 29 days
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 31, 2023
Number of warrants, outstanding | shares	17,222	17,222
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	9 months 29 days
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	May 27, 2023
Number of warrants, outstanding | shares	130,304	130,304
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	11 months 26 days
Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 08, 2024
Number of warrants, outstanding | shares	445,982	445,982
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 1 month 9 days
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 25, 2024
Number of warrants, outstanding | shares	401,624	401,624
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 1 month 24 days
Warrant Eight [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 08, 2024
Number of warrants, outstanding | shares	230,800	230,800
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	2 years 2 months 8 days
Equity Warrant One [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Nov. 20, 2022
Number of warrants, outstanding | shares	224,719	224,719
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	5 months 19 days
Equity Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 08, 2024
Number of warrants, outstanding | shares	1,868,787	1,868,787
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 7 months 9 days
Equity Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 22, 2024
Number of warrants, outstanding | shares	522,898	522,898
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 7 months 24 days
Equity Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Feb. 24, 2024
Number of warrants, outstanding | shares	1,058,227	1,058,227
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 8 months 26 days
Equity Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 19, 2024
Number of warrants, outstanding | shares	49,999	49,999
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	2 years 2 months 19 days
Equity Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Sep. 15, 2024
Number of warrants, outstanding | shares	11,666	11,666
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	2 years 3 months 18 days
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,296	3,736,296	3,736,296
Warrants outstanding, Average exercise price | $ / shares	$ 15